EQUITY ATTRIBUTABLE TO OWNERS OF THE PARENT - Total outstanding shares (Details) - shares	Mar. 20, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Total shares outstanding	23,743,475,754	23,743,475,754	23,743,475,754	22,281,017,159	22,281,017,159
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Total shares outstanding		16,201,712,499	16,204,145,980
Preference shares [member]
Disclosure of classes of share capital [line items]
Total shares outstanding		7,541,763,255	7,539,329,774